Note 6 - Allowance for Loan Losses - Segregated by Class of Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses, beginning balance	$ 7,507,508	$ 8,923,293	$ 8,603,905
Allowance for loan losses, charge-offs	(965,447)	(2,915,753)	(2,087,850)
Allowance for loan losses, recoveries	534,245	1,109,968	1,345,238
Allowance for loan losses, provision	200,500	390,000	1,062,000
Allowance for loan losses, ending balance	7,276,806	7,507,508	8,923,293
Provision for Loan Losses	200,500	390,000	1,062,000
Provision for Loan Losses	200,500	390,000	1,062,000
Commercial [Member] | Commercial and Agricultural Portfolio Segment [Member]
Allowance for loan losses, beginning balance	446,675	456,197	855,364
Allowance for loan losses, charge-offs	(123,528)	(299,079)	(304,918)
Allowance for loan losses, recoveries	139,466	136,499	66,738
Allowance for loan losses, provision	(93,049)	153,058	(160,987)
Allowance for loan losses, ending balance	369,564	446,675	456,197
Provision for Loan Losses	(93,049)	153,058	(160,987)
Provision for Loan Losses	(93,049)	153,058	(160,987)
Commercial [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	3,873,959	5,750,998	3,850,527
Allowance for loan losses, charge-offs	(257,424)	(966,014)	(992,067)
Allowance for loan losses, recoveries	40,052	527,150	206,154
Allowance for loan losses, provision	892,523	(1,438,175)	2,686,384
Allowance for loan losses, ending balance	4,549,110	3,873,959	5,750,998
Provision for Loan Losses	892,523	(1,438,175)	2,686,384
Provision for Loan Losses	892,523	(1,438,175)	2,686,384
Agricultural [Member] | Commercial and Agricultural Portfolio Segment [Member]
Allowance for loan losses, beginning balance	185,904	167,692	203,091
Allowance for loan losses, charge-offs	(122,873)	(159,500)	(19,258)
Allowance for loan losses, recoveries	22,031	3,963	4,150
Allowance for loan losses, provision	163,188	173,749	(20,291)
Allowance for loan losses, ending balance	248,250	185,904	167,692
Provision for Loan Losses	163,188	173,749	(20,291)
Provision for Loan Losses	163,188	173,749	(20,291)
Commercial Construction [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	1,216,015	322,725	690,766
Allowance for loan losses, charge-offs		(51,977)	(25,318)
Allowance for loan losses, recoveries	155,272	266,459	814,586
Allowance for loan losses, provision	(1,256,413)	678,808	(1,157,309)
Allowance for loan losses, ending balance	114,874	1,216,015	322,725
Provision for Loan Losses	(1,256,413)	678,808	(1,157,309)
Provision for Loan Losses	(1,256,413)	678,808	(1,157,309)
Residential Construction [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance		13,491	19,890
Allowance for loan losses, charge-offs	0		0
Allowance for loan losses, recoveries	0	0	0
Allowance for loan losses, provision	16,530	(13,491)	(6,399)
Allowance for loan losses, ending balance	16,530		13,491
Provision for Loan Losses	16,530	(13,491)	(6,399)
Provision for Loan Losses	16,530	(13,491)	(6,399)
Residential [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	968,101	1,396,099	1,990,355
Allowance for loan losses, charge-offs	(162,235)	(1,048,337)	(361,630)
Allowance for loan losses, recoveries	90,703	82,079	49,660
Allowance for loan losses, provision	284,483	538,260	(282,286)
Allowance for loan losses, ending balance	1,181,052	968,101	1,396,099
Provision for Loan Losses	284,483	538,260	(282,286)
Provision for Loan Losses	284,483	538,260	(282,286)
Farmland [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	779,531	722,331	911,692
Allowance for loan losses, charge-offs		(60,902)	(119,576)
Allowance for loan losses, recoveries	12,228	16,750	145,000
Allowance for loan losses, provision	(90,210)	101,352	(214,785)
Allowance for loan losses, ending balance	701,549	779,531	722,331
Provision for Loan Losses	(90,210)	101,352	(214,785)
Provision for Loan Losses	(90,210)	101,352	(214,785)
Consumer [Member] | Consumer and Other Portfolio Segment [Member]
Allowance for loan losses, beginning balance	33,993	80,265	63,377
Allowance for loan losses, charge-offs	(299,387)	(329,944)	(265,083)
Allowance for loan losses, recoveries	72,386	74,933	52,629
Allowance for loan losses, provision	279,121	208,739	229,342
Allowance for loan losses, ending balance	86,113	33,993	80,265
Provision for Loan Losses	279,121	208,739	229,342
Provision for Loan Losses	279,121	208,739	229,342
Other [Member] | Consumer and Other Portfolio Segment [Member]
Allowance for loan losses, beginning balance	3,330	13,495	18,843
Allowance for loan losses, charge-offs	0
Allowance for loan losses, recoveries	2,107	2,135	6,321
Allowance for loan losses, provision	4,327	(12,300)	(11,669)
Allowance for loan losses, ending balance	9,764	3,330	13,495
Provision for Loan Losses	4,327	(12,300)	(11,669)
Provision for Loan Losses	$ 4,327	$ (12,300)	$ (11,669)